UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 97.63%

COMMON STOCKS 96.40%

Aerospace & Defense 1.56%

Honeywell International, Inc.	816,000	$47,361
Raytheon Co.	241,700	11,599
United Technologies Corp.	649,100	50,857

Total		109,817

Automobiles 1.16%

Ford Motor Co.	6,552,854	81,387

Beverages 0.92%

Coca-Cola Co. (The)	420,500	28,397
PepsiCo, Inc.	556,300	36,532

Total		64,929

Biotechnology 0.10%

Amgen, Inc.	106,028	7,200

Capital Markets 3.76%

Bank of New York Mellon Corp. (The)	316,425	6,370
Goldman Sachs Group, Inc. (The)	1,324,075	147,595
Morgan Stanley	2,958,788	55,181
State Street Corp.	244,082	9,563
T. Rowe Price Group, Inc.	798,990	46,213

Total		264,922

Chemicals 2.98%

Agrium, Inc. (Canada)(a)	210,300	16,879
Dow Chemical Co. (The)	3,126,859	104,781
Monsanto Co.	566,000	46,440
Mosaic Co. (The)	355,200	19,881
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	466,300	21,795

Total		209,776

Commercial Banks 6.65%

BB&T Corp.	424,349	11,538
Comerica, Inc.	504,855	13,969
Fifth Third Bancorp	4,179,670	54,378
PNC Financial Services Group, Inc. (The)	1,543,079	90,918
Regions Financial Corp.	4,588,400	23,951
SunTrust Banks, Inc.	2,269,104	46,676
Wells Fargo & Co.	7,764,453	226,800

Total		468,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2012

Investments	Shares	Fair Value (000)

Communications Equipment 1.21%

Cisco Systems, Inc.	4,347,800	$85,347

Computers & Peripherals 1.87%

Dell, Inc.*	2,317,000	39,922
EMC Corp.*	1,677,400	43,210
Hewlett-Packard Co.	1,746,031	48,854

Total		131,986

Consumer Finance 1.43%

Capital One Financial Corp.	2,203,700	100,819

Diversified Financial Services 4.51%

Bank of America Corp.	5,718,670	40,774
Citigroup, Inc.	2,008,860	61,712
JPMorgan Chase & Co.	5,760,642	214,872

Total		317,358

Diversified Telecommunication Services 4.26%

AT&T, Inc.	5,291,749	155,630
CenturyLink, Inc.	1,941,000	71,875
Verizon Communications, Inc.	1,927,200	72,579

Total		300,084

Electric: Utilities 2.22%

Duke Energy Corp.	2,027,500	43,206
NextEra Energy, Inc.	525,900	31,475
Progress Energy, Inc.	251,000	13,637
Southern Co. (The)	1,485,400	67,675

Total		155,993

Electronic Equipment, Instruments & Components 1.20%

Arrow Electronics, Inc.*	511,700	21,128
Avnet, Inc.*	862,600	30,079
Corning, Inc.	2,570,400	33,081

Total		84,288

Energy Equipment & Services 1.42%

Cameron International Corp.*	183,500	9,762
Halliburton Co.	786,371	28,923
Schlumberger Ltd.	818,898	61,557

Total		100,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing 1.33%

CVS Caremark Corp.	2,239,300	$93,491

Food Products 0.58%

General Mills, Inc.	403,600	16,075
Kraft Foods, Inc. Class A	644,534	24,686

Total		40,761

Health Care Equipment & Supplies 0.78%

Baxter International, Inc.	993,100	55,097

Health Care Providers & Services 2.74%

AmerisourceBergen Corp.	218,600	8,519
CIGNA Corp.	297,400	13,332
McKesson Corp.	367,698	30,048
UnitedHealth Group, Inc.	2,319,396	120,122
WellPoint, Inc.	325,300	20,923

Total		192,944

Hotels, Restaurants & Leisure 1.83%

Carnival Corp.	1,628,207	49,172
Marriott International, Inc. Class A	1,565,072	53,916
Starwood Hotels & Resorts Worldwide, Inc.	469,300	25,455

Total		128,543

Household Products 2.37%

Colgate-Palmolive Co.	746,400	67,713
Procter & Gamble Co. (The)	1,571,900	99,093

Total		166,806

Industrial Conglomerates 2.06%

General Electric Co.	7,761,800	145,223

Insurance 3.62%

Berkshire Hathaway, Inc.
Class B*	496,400	38,903
Chubb Corp. (The)	552,200	37,224
Marsh & McLennan Cos., Inc.	771,400	24,368
MetLife, Inc.	1,222,757	43,200
Prudential Financial, Inc.	1,182,400	67,681
Travelers Cos., Inc. (The)	748,500	43,637

Total		255,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2012

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 0.79%

Thermo Fisher Scientific, Inc. *	1,045,400	$55,302

Machinery 2.11%

Caterpillar, Inc.	399,107	43,550
Eaton Corp.	1,327,160	65,071
Joy Global, Inc.	332,445	30,149
Parker Hannifin Corp.	122,864	9,913

Total		148,683

Media 7.10%

Comcast Corp. Class A	3,428,700	91,169
News Corp. Class A	4,004,600	75,407
Omnicom Group, Inc.	1,309,800	59,740
Time Warner Cable, Inc.	957,094	70,557
Time Warner, Inc.	2,022,116	74,940
Walt Disney Co. (The)	3,302,400	128,463

Total		500,276

Metals & Mining 2.76%

Barrick Gold Corp. (Canada)(a)	747,500	36,822
Cliffs Natural Resources, Inc.	843,400	60,936
Freeport-McMoRan Copper & Gold, Inc.	1,386,400	64,065
Nucor Corp.	88,020	3,916
United States Steel Corp.	942,500	28,454

Total		194,193

Multi-Line Retail 0.65%

Kohl’s Corp.	134,286	6,176
Target Corp.	778,286	39,545

Total		45,721

Multi-Utilities 0.25%

PG&E Corp.	433,800	17,638

Oil, Gas & Consumable Fuels 13.63%

Anadarko Petroleum Corp.	993,200	80,171
Apache Corp.	566,900	56,055
Canadian Natural Resources Ltd. (Canada)(a)	97,600	3,866
Cenovus Energy, Inc. (Canada)(a)	278,800	10,159
Chevron Corp.	2,312,232	238,345
ConocoPhillips	501,000	34,173
Devon Energy Corp.	407,300	25,990
El Paso Corp.	2,737,955	73,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	167,502	$17,779
Exxon Mobil Corp.	1,227,892	102,824
Hess Corp.	1,331,729	74,976
Occidental Petroleum Corp.	1,019,784	101,744
Range Resources Corp.	411,039	23,643
Southwestern Energy Co.*	595,300	18,537
Suncor Energy, Inc. (Canada)(a)	1,626,600	56,118
Valero Energy Corp.	1,743,150	41,818

Total		959,767

Paper & Forest Products 0.48%

International Paper Co.	1,093,400	34,049

Pharmaceuticals 7.76%

Bristol-Myers Squibb Co.	1,975,300	63,684
Eli Lilly & Co.	683,100	27,146
Johnson & Johnson	1,882,200	124,056
Merck & Co., Inc.	1,931,500	73,899
Pfizer, Inc.	10,133,100	216,848
Teva Pharmaceutical Industries Ltd. ADR	911,134	41,120

Total		546,753

Real Estate Investment Trusts 0.90%

Host Hotels & Resorts, Inc.	3,847,775	63,181

Road & Rail 2.85%

CSX Corp.	695,000	15,672
Hertz Global Holdings, Inc.*	8,845,489	120,299
Union Pacific Corp.	563,400	64,402

Total		200,373

Semiconductors & Semiconductor Equipment 2.02%

Intel Corp.	2,715,100	71,733
Micron Technology, Inc.*	2,618,700	19,876
Texas Instruments, Inc.	1,553,100	50,289

Total		141,898

Software 2.03%

Adobe Systems, Inc.*	1,607,700	49,758
Microsoft Corp.	2,217,100	65,471
Oracle Corp.	972,700	27,430

Total		142,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT AFFILIATED FUND, INC. January 31, 2012

Investments	Shares	Fair Value (000)

Specialty Retail 0.74%

Home Depot, Inc. (The)	1,181,600	$52,451

Tobacco 1.77%

Altria Group, Inc.	1,936,749	55,004
Philip Morris International, Inc.	932,200	69,700

Total		124,704

Total Common Stocks (cost $5,796,974,385)		6,787,904

	Units

LIMITED LIABILITY COMPANY 1.23%

Diversified Financial Services

Oaktree Capital Management, LLC† (cost $86,900,000)	1,975,000	86,900

Total Long-Term Investments (cost $5,883,874,385)		6,874,804

	Principal Amount (000)

SHORT-TERM INVESTMENT 3.13%

Repurchase Agreement

Repurchase Agreement dated 1/31/2012, 0.01% due 2/1/2012 with Fixed Income Clearing Corp. collateralized by $18,085,000 of U.S. Treasury Bond at 3.125% due 11/15/2041, $11,095,000 of U.S. Treasury Note at 3.500% due 2/15/2018, $167,245,000 of U.S. Treasury Note at 0.875% due 1/31/2017 and 25,000,000 of U.S. Treasury Note at 1.25% due 1/31/2019; value: $224,671,675; proceeds: $220,266,214 (cost $220,266,153)	$220,266	220,266

Total Investments in Securities 100.76% (cost $6,104,140,538)		7,095,070

Liabilities in Excess of Cash and Other Assets (0.76)%		(53,415)

Net Assets 100.00%		$7,041,655

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$6,787,904	$—	$—	$6,787,904
Limited Liability Company	—	86,900	—	86,900
Repurchase Agreement	—	220,266	—	220,266

Total	$6,787,904	$307,166	$—	$7,095,070

* See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of January 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,137,419,774

Gross unrealized gain	1,171,019,152
Gross unrealized loss	(213,368,871)

Net unrealized security gain	$957,650,281

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales and certain securities.

Item 2:      Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By: /s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 27, 2012

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2012

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: March 27, 2012

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2012